Stock Based Compensation - Schedule of Exercise Price Range (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding, number (shares) | shares	13
Stock options outstanding, weighted average remaining contractual term (in years)	3 years 6 months
Stock options outstanding, weighted average exercise price	$ 47.53
Options exercisable, vested and exercisable (shares) | shares	13
Options exercisable, weighted average exercise price (USD per share)	$ 47.53
$15.72 - $47.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding, number (shares) | shares	9
Stock options outstanding, weighted average remaining contractual term (in years)	3 years 10 months 24 days
Stock options outstanding, weighted average exercise price	$ 46.81
Options exercisable, vested and exercisable (shares) | shares	9
Options exercisable, weighted average exercise price (USD per share)	$ 46.81
Exercise price, minimum (USD per share)	15.72
Exercise price, minimum (USD per share)	$ 47.99
$48.00 - $51.60
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding, number (shares) | shares	4
Stock options outstanding, weighted average remaining contractual term (in years)	2 years 9 months 18 days
Stock options outstanding, weighted average exercise price	$ 48.96
Options exercisable, vested and exercisable (shares) | shares	4
Options exercisable, weighted average exercise price (USD per share)	$ 48.96
Exercise price, minimum (USD per share)	48.00
Exercise price, minimum (USD per share)	$ 51.60